Expense Example {- Freedom 2005 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2005 Portfolio	Apr. 30, 2022 USD ($)
VIP Freedom 2005 Portfolio-Initial VIP
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	468
VIP Freedom 2005 Portfolio-Service VIP
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	591
VIP Freedom 2005 Portfolio-Service 2 VIP
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774